Share-Based Compensation (Details)		12 Months Ended
	Sep. 09, 2020 ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation (Details) [Line Items]
Employees granted restricted shares vesting rate		20.00%
Employees granted restricted shares vesting period		5 years
Employees subscription payment		$ 1,553
Fair value of shares grant date per share | (per share)		$ 3.94	¥ 25.71
Compensation expenses cost		$ 1,599		$ 1,668	$ 520
Compensation expense restricted shares amounted		$ 4,159	¥ 4,159
Weighted-average period		2 years 8 months 1 day
Share Incentive Plan 2020 [Member]
Share-Based Compensation (Details) [Line Items]
Employees shares granted (in Shares) | shares	2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares	¥ 4.2